OTHER RECEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2025
Accounts, Notes, Loans and Financing Receivable [Line Items]
SCHEDULE OF OTHER RECEIVABLES NET
	December 31, 2024	December 31, 2025
	RMB	RMB

Loans recognized as a result of payments under guarantees	7,710	-
Less: provision for credit losses	(7,710)	-
	-	-

Other Receivables [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
SCHEDULE OF OTHER RECEIVABLES NET
	December 31, 2024	December 31, 2025
	RMB	RMB

Rental and other deposits	24,228	33,225
Staff advance	11,883	4,066
	36,111	37,291
Less: provision for credit losses	(21,113)	(14,105)
	14,998	23,186

SCHEDULE OF PROVISION FOR CREDIT LOSS

The movement of the provision for credit loss for the fiscal year ended March 31, 2024, the nine months ended December 31, 2024 and the year ended December 31, 2025 was as follows:

	For the fiscal year ended March 31,	For the nine months ended December 31,	For the year ended December 31,
	2024	2024	2025
	RMB	RMB	RMB

Beginning balance of the period	(26,541)	(22,739)	(21,113)
Write-offs	3,802	1,626	7,008
Ending balance of the period	(22,739)	(21,113)	(14,105)